UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	1.03%
Actual		$ 1,000.00	$ 1,070.60	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class T	1.03%
Actual		$ 1,000.00	$ 1,071.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class B	1.74%
Actual		$ 1,000.00	$ 1,067.80	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.79%
Actual		$ 1,000.00	$ 1,066.90	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,072.40	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,072.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2011
Commodity Related Investments *	24.1%	22.7%
Inflation-Protected Investments	28.0%	30.9%
Floating Rate High Yield**	25.5%	25.4%
Real Estate Related Investments	20.8%	19.4%
Cash & Cash Equivalents	1.9%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 30.9%
AAA 0.2%	AAA 0.2%
AA 0.7%	AA 0.7%
A 0.1%	A 0.4%
BBB 1.6%	BBB 2.0%
BB and Below 21.7%	BB and Below 22.1%
Not Rated 6.0%	Not Rated 5.0%
Equities† 38.5%	Equities†† 35.8%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

Semiannual Report

Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 14.4%		Stocks 13.1%
	U.S. Government and U.S. Government Agency Obligations 28.0%		U.S. Government and U.S. Government Agency Obligations 30.9%
	Corporate Bonds 3.8%		Corporate Bonds 4.5%
	Asset-Backed Securities 1.2%		Asset-Backed Securities 0.9%
	Floating Rate Loans 23.1%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 24.1%		Other Investments†† 22.8%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	3.9%	** Foreign investments	3.3%
* U.S. Treasury Inflation-Indexed Securities	28.0%	** U.S. Treasury Inflation-Indexed Securities	30.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.5%
		Principal Amount (e)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 107,500
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,044,605
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (g)		360,000	18,000
TOTAL FINANCIALS			1,062,605
TOTAL CONVERTIBLE BONDS			1,170,105
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		612,116	644,180
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,955
KB Home:
5.875% 1/15/15		284,000	278,320
6.25% 6/15/15		966,000	946,680
7.25% 6/15/18		470,000	451,200
8% 3/15/20		140,000	137,200
9.1% 9/15/17		550,000	574,750
Lennar Corp.:
5.5% 9/1/14		758,000	788,320
5.6% 5/31/15		284,000	296,070
M/I Homes, Inc. 8.625% 11/15/18		781,000	749,760
Meritage Homes Corp.:
6.25% 3/15/15		663,000	670,956
7% 4/1/22 (g)(h)		470,000	472,350
Ryland Group, Inc. 8.4% 5/15/17		129,000	143,835
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,549,125
10.75% 9/15/16		301,000	346,150
			7,611,671
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		$ 127,000	$ 113,030
TOTAL CONSUMER DISCRETIONARY			8,368,881
FINANCIALS - 1.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	525,780
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,168,629
			3,694,409
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	284,078
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	233,836
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	382,793
7.5% 7/15/18		563,000	643,700
9.625% 3/15/16		526,000	636,728
Equity One, Inc.:
5.375% 10/15/15		95,000	99,944
6% 9/15/16		189,000	203,164
6.25% 12/15/14		189,000	203,457
6.25% 1/15/17		189,000	203,684
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,007
6.3% 9/15/16		900,000	1,009,743
7.072% 6/8/15		95,000	106,342
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	196,961
6.5% 1/17/17		119,000	130,438
HMB Capital Trust V 4.0737% 12/15/36 (d)(g)(i)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,386
6.7% 1/15/18		189,000	210,511
6.75% 2/15/13		237,000	240,256
7.875% 8/15/14		95,000	104,177
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust 6.5% 1/15/13		$ 189,000	$ 190,091
iStar Financial, Inc.:
5.875% 3/15/16		924,000	828,135
5.95% 10/15/13		662,000	622,280
6.05% 4/15/15		78,000	70,980
6.5% 12/15/13		100,000	94,250
8.625% 6/1/13		100,000	99,000
National Retail Properties, Inc. 6.875% 10/15/17		379,000	432,033
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	203,175
Potlatch Corp. 7.5% 11/1/19		189,000	200,340
ProLogis LP 7.625% 7/1/17		297,000	344,497
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	214,628
Senior Housing Properties Trust 6.75% 4/15/20		134,000	141,479
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,956
5.25% 1/15/16		189,000	203,893
			9,250,942
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,982
5.75% 4/1/12		189,000	189,000
6% 4/1/16		189,000	201,905
7.5% 5/15/15		95,000	105,651
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	216,178
Colonial Properties Trust:
6.15% 4/15/13		237,000	244,020
6.25% 6/15/14		302,000	321,165
Colonial Realty LP 6.05% 9/1/16		284,000	305,676
Duke Realty LP 6.25% 5/15/13		142,000	148,931
First Industrial LP 5.75% 1/15/16		189,000	187,894
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	963,235
7.625% 6/1/15		205,000	202,438
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 645,122
Host Hotels & Resorts LP:
6.875% 11/1/14		379,000	385,633
9% 5/15/17		142,000	156,910
Post Apartment Homes LP 6.3% 6/1/13		189,000	197,514
Regency Centers LP 5.875% 6/15/17		114,000	127,464
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	518,938
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	196,088
			5,615,744
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	2,241,376
TOTAL FINANCIALS			20,802,471
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (g)		195,000	199,875
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	537,210
Skilled Healthcare Group, Inc. 11% 1/15/14		326,000	326,000
			863,210
TOTAL HEALTH CARE			1,063,085
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,325
TOTAL NONCONVERTIBLE BONDS			30,651,762
TOTAL CORPORATE BONDS (Cost $37,786,077)			31,821,867
U.S. Treasury Inflation Protected Obligations - 28.0%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		4,764,155	4,554,017
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.75% 1/15/28		$ 10,575,677	$ 12,608,497
2% 1/15/26		11,085,177	13,595,394
2.125% 2/15/40		5,545,781	7,296,522
2.125% 2/15/41		7,820,739	10,318,935
2.375% 1/15/25		12,382,694	15,761,434
2.375% 1/15/27		13,245,225	17,002,340
2.5% 1/15/29		8,537,531	11,270,182
3.625% 4/15/28		6,126,134	9,031,925
3.875% 4/15/29		8,756,867	13,505,912
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,294,898	5,595,198
0.125% 1/15/22		13,067,226	13,391,659
0.5% 4/15/15		9,733,074	10,323,061
0.625% 4/15/13		7,317,970	7,513,382
0.625% 7/15/21		11,232,887	12,168,374
1.125% 1/15/21		14,271,176	16,084,257
1.25% 4/15/14		6,207,891	6,587,121
1.25% 7/15/20		14,020,751	16,029,907
1.375% 7/15/18		6,345,817	7,272,994
1.375% 1/15/20		6,328,005	7,269,399
1.625% 1/15/15		11,902,233	12,977,151
1.625% 1/15/18		6,958,138	8,004,151
1.875% 7/15/13		10,640,351	11,205,563
1.875% 7/15/15		15,219,189	16,979,105
1.875% 7/15/19		5,896,188	7,012,984
2% 1/15/14		10,431,723	11,155,346
2% 7/15/14		12,569,053	13,698,249
2% 1/15/16		2,723,336	3,076,131
2.125% 1/15/19		8,001,296	9,581,865
2.375% 1/15/17		8,097,051	9,495,315
2.5% 7/15/16		24,050,083	28,097,998
2.625% 7/15/17		10,249,282	12,334,776
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $330,172,601)			360,799,144
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		312,000	313,872
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6018% 3/23/19 (g)(i)		331,718	289,424
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 742,217	$ 740,361
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (g)(i)		264,183	215,888
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (g)(i)		1,039,595	712,123
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	207,221
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	282,442
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		406,000	394,388
Class B2, 1.8227% 12/28/35 (g)(i)		399,000	363,090
Class D, 9% 12/28/35 (g)		500,000	97,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (g)(i)		510,000	457,725
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	347,819
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8556% 11/28/39 (g)(i)		866,415	25,992
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8918% 9/25/46 (g)(i)		750,000	14,175
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		872,175	324,095
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9048% 12/28/33 (i)		1,900,000	1,734,174
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (g)(i)		836,000	727,320
Class C1B, 7.696% 8/28/38 (g)		1,211,876	986,795
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		66,662	32,418
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1806% 2/5/36 (g)(i)		296,143	30
Asset-Backed Securities - continued
		Principal Amount (e)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		$ 139,832	$ 140,182
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (g)(i)		568,000	238,560
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (g)(i)		514,648	473,476
Class A1B, 0.8037% 9/25/26 (g)(i)		609,000	475,020
Class A2A, 0.6937% 9/25/26 (g)(i)		825,256	767,488
Class F, 1.6237% 9/25/26 (g)(i)		426,000	298,200
Class G, 1.8237% 9/25/26 (g)(i)		289,000	196,520
Class H, 2.1237% 9/25/26 (g)(i)		814,000	537,240
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (g)(i)		2,500,000	1,925,000
Class F, 2.4431% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $19,656,603)			15,444,405
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4218% 6/15/22 (g)(i)		385,840	375,176
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6981% 1/25/19 (g)(i)		41,627	20,406
Class B4, 4.6981% 1/25/19 (g)(i)		83,254	32,901
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (g)(i)		95,000	100,544
Series 2010-K6 Class B, 5.3545% 12/25/46 (g)(i)		189,000	198,697
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	190,995
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		395,000	395,184
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3418% 9/10/37 (g)(i)		47,534	95
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,648,057)			1,313,998
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		$ 2,121,975	$ 2,052,017
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		17,885	17,875
Series 2005-1 Class CJ, 5.1938% 11/10/42 (i)		275,000	288,268
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (g)(i)		1,153,521	1,072,775
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2418% 3/15/22 (g)(i)		498,000	273,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4585% 3/11/39 (i)		568,000	550,270
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	322,098
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,206,513
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	251,082
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	135,921
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	127,572
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	54,362
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	179,153
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	759,075
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3718% 12/15/20 (g)(i)		379,000	341,508
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		393,909	394,303
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	770,011
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	203,704
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,001
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8918% 3/25/17 (g)(i)		273,000	210,210
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4418% 3/25/17 (g)(i)		417,000	300,240
Class G, 7.2418% 3/25/17 (g)(i)		354,000	237,180
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	376,352
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2117% 6/10/31 (g)(i)		474,000	496,455
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7897% 1/25/43 (i)(k)		1,124,000	188,843
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.5748% 12/25/43 (i)(k)		1,156,048	177,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac Multi-Class pass-thru certificates: - continued
Series K012 Class X3, 2.2877% 1/25/41 (i)(k)		$ 665,148	$ 91,227
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		1,219,926	1,146,730
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1602% 12/10/35 (g)(i)		242,000	241,610
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (i)		95,242	98,615
Class G, 6.75% 4/15/29 (i)		256,000	278,249
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		223,892	232,797
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		4,630	4,619
Class J, 6.974% 8/15/36		516,000	514,099
Series 2000-C1 Class K, 7% 3/15/33		80,608	60,650
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	192,525
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		216,000	216,868
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	515,425
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	481,900
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		521,000	568,853
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,045,230
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	293,306
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		76,985	77,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		197,058	207,240
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		1,137,000	1,177,782
Series 2006-C4 Class AJ, 5.8935% 6/15/38 (i)		589,000	494,291
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6692% 6/25/43 (g)(i)		365,500	331,472
Series 2011-1 Class B, 5.6692% 6/25/43 (g)(i)		443,000	478,937
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3: - continued
Class F, 10.813% 5/15/44 (g)		$ 400,000	$ 40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		401,891	403,900
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	926,805
Series 1997-RR Class F, 7.398% 4/30/39 (g)(i)		80,666	72,599
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		381,058	185,956
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	781,086
Series 2011-C2:
Class D, 5.3184% 6/15/44 (g)(i)		358,000	334,290
Class E, 5.3184% 6/15/44 (g)(i)		454,000	383,489
Class F, 5.3184% 6/15/44 (g)(i)		343,000	245,176
Class XB, 0.4649% 6/15/44 (g)(i)(k)		12,067,221	373,843
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		759,105	662,319
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		205,687	215,272
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		225,000	225,100
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	440,117
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8168% 7/15/24 (g)(i)		341,000	225,700
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	375,089
Series 2004-C12 Class D, 5.3163% 7/15/41 (i)		426,000	429,935
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	613,802
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,327,807)			27,012,346
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
NVR, Inc. (a)	100	72,633
Standard Pacific Corp. (a)	139,900	623,954
Stanley Martin Communities LLC Class B (a)	6,300	5,504,877
		6,201,464
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.4%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	$ 240,462
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	229,790	5,179,467
Alexandria Real Estate Equities, Inc.	4,771	348,903
American Campus Communities, Inc.	6,700	299,624
American Tower Corp.	9,700	611,294
Annaly Capital Management, Inc.	14,100	223,062
Anworth Mortgage Asset Corp.	63,600	418,488
Apartment Investment & Management Co. Class A	5,500	145,255
AvalonBay Communities, Inc.	10,678	1,509,335
Boston Properties, Inc.	58,766	6,169,842
Brandywine Realty Trust (SBI)	17,400	199,752
Camden Property Trust (SBI)	76,335	5,019,026
CapLease, Inc.	49,800	200,694
CBL & Associates Properties, Inc.	225,006	4,257,114
Chesapeake Lodging Trust	120,366	2,162,977
CommonWealth REIT	10,200	189,924
Coresite Realty Corp.	13,100	309,029
Cousins Properties, Inc.	5,500	41,690
Cys Investments, Inc. (f)	64,480	844,043
DCT Industrial Trust, Inc.	235,127	1,387,249
DDR Corp.	191,588	2,797,185
DiamondRock Hospitality Co.	24,882	256,036
Digital Realty Trust, Inc. (f)	83,953	6,210,003
Douglas Emmett, Inc.	161,930	3,693,623
Dynex Capital, Inc.	46,600	445,030
EastGroup Properties, Inc.	600	30,132
Education Realty Trust, Inc.	279,882	3,033,921
Equity Lifestyle Properties, Inc.	37,500	2,615,250
Equity One, Inc.	142,158	2,874,435
Equity Residential (SBI)	95,539	5,982,652
Essex Property Trust, Inc.	33,387	5,058,464
Excel Trust, Inc.	79,928	965,530
Glimcher Realty Trust	112,598	1,150,752
Hatteras Financial Corp.	10,700	298,530
HCP, Inc.	78,853	3,111,539
Health Care REIT, Inc.	23,493	1,291,175
Healthcare Realty Trust, Inc.	9,300	204,600
Highwoods Properties, Inc. (SBI)	93,973	3,131,180
Hospitality Properties Trust (SBI)	2,700	71,469
Host Hotels & Resorts, Inc.	132,003	2,167,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust	110,833	$ 584,090
LaSalle Hotel Properties (SBI)	56,200	1,581,468
Lexington Corporate Properties Trust	73,100	657,169
LTC Properties, Inc.	10,000	320,000
MFA Financial, Inc.	293,066	2,189,203
Mid-America Apartment Communities, Inc.	1,900	127,357
Monmouth Real Estate Investment Corp. Class A	20,900	203,566
National Retail Properties, Inc.	9,200	250,148
Omega Healthcare Investors, Inc.	13,599	289,115
Pebblebrook Hotel Trust	3,400	76,772
Post Properties, Inc.	57,917	2,713,991
Prologis, Inc.	267,893	9,649,506
Public Storage	61,858	8,546,920
Senior Housing Properties Trust (SBI)	10,500	231,525
Simon Property Group, Inc.	116,059	16,907,475
SL Green Realty Corp.	72,519	5,623,848
Stag Industrial, Inc.	69,250	966,730
Summit Hotel Properties, Inc.	41,600	315,328
Sun Communities, Inc.	18,000	779,940
Sunstone Hotel Investors, Inc. (a)	119,782	1,166,677
Terreno Realty Corp.	10,200	145,962
The Macerich Co.	31,756	1,833,909
Two Harbors Investment Corp.	68,800	697,632
Ventas, Inc.	208,157	11,885,765
Vornado Realty Trust	27,772	2,338,402
Weyerhaeuser Co.	36,152	792,452
		145,780,713
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	22,530	391,856
Forest City Enterprises, Inc. Class A (a)	74,613	1,168,440
		1,560,296
TOTAL FINANCIALS		147,581,471
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	95,702	1,791,541
Capital Senior Living Corp. (a)	51,400	474,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	127,575	$ 2,252,975
Sunrise Senior Living, Inc. (a)	81,751	516,666
		5,036,118
TOTAL COMMON STOCKS (Cost $163,274,005)		158,819,053
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	487,008
Excel Trust, Inc. 7.00% (g)	43,800	1,040,250
Health Care REIT, Inc. Series I, 6.50%	3,800	198,788
Lexington Corporate Properties Trust Series C, 6.50%	13,700	595,128
		2,321,174
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	300	2,160
Red Lion Hotels Capital Trust 9.50%	26,265	663,454
		665,614
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,100	252,197
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	35,200	908,864
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,085,034
Apartment Investment & Management Co.:
Series T, 8.00%	15,100	381,275
Series U, 7.75%	7,627	191,438
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	95,570
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,937
7.375%	10,347	258,675
Cedar Shopping Centers, Inc. 8.875%	9,600	240,864
CenterPoint Properties Trust Series D, 5.377%	5,280	3,141,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.:
Series A, 7.75%	15,100	$ 376,443
Series B, 7.50%	8,259	204,741
Duke Realty LP Series L, 6.60%	1,034	26,046
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	13,500	40,500
Equity Lifestyle Properties, Inc. 8.034%	22,300	567,535
Equity Residential (depositary shares) Series N, 6.48%	4,000	100,400
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,020
Excel Trust, Inc. Series B, 8.125%	24,000	604,560
First Potomac Realty Trust 7.75%	15,870	396,909
Glimcher Realty Trust Series G, 8.125%	7,200	177,984
Health Care REIT, Inc. Series F, 7.625%	9,500	237,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	14,198	356,654
Hudson Pacific Properties, Inc. 8.375%	10,200	268,770
Kite Realty Group Trust 8.25%	900	22,599
LaSalle Hotel Properties:
Series E, 8.00%	17,300	436,133
Series G, 7.25%	16,540	412,673
LBA Realty Fund II Series B, 7.625% (a)	27,795	430,823
Lexington Corporate Properties Trust Series B, 8.05%	11,200	282,240
Lexington Realty Trust 7.55%	3,785	92,922
MFA Financial, Inc. Series A, 8.50%	71,600	1,839,404
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,850
Series B, 8.00%	7,600	189,696
Prologis, Inc.:
Series O, 7.00%	100	2,506
Series Q, 8.54%	3,700	213,097
PS Business Parks, Inc. Series P, 6.70%	12,300	308,115
Public Storage Series N, 7.00%	7,600	196,688
Saul Centers, Inc.:
8.00%	8,600	224,890
Series B (depositary shares) 9.00%	5,600	148,176
Stag Industrial, Inc. Series A, 9.00%	40,000	1,025,600
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	211,130
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 249,375
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	369,092
		16,964,576
TOTAL FINANCIALS		17,630,190
TOTAL PREFERRED STOCKS (Cost $34,155,760)		19,951,364
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,517,500
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(i)	3,000,000	1,500,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,141,375	1,004,410
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (i)	91,200	90,972
TOTAL CONSUMER DISCRETIONARY		6,112,882
FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
Capital Automotive LP term loan 5.25% 3/11/17 (i)	441,589	437,173
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7418% 9/4/19 (i)	186,560	185,394
CityCenter term loan 8.75% 7/1/13 (i)	5,000,000	4,962,500
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (i)	37,183	34,673
term loan 4.77% 10/10/16 (i)	472,817	440,902
Tranche 2LN, term loan 13.5% 10/15/17	281,000	288,728
3.2953% 10/10/13 (i)	54,314	50,783
		6,400,153
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (i)	$ 91,500	$ 90,127
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	744,918	700,223
TOTAL FLOATING RATE LOANS (Cost $14,904,662)		13,303,385
Commodity Funds - 24.1%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $366,450,909)	28,805,285	309,656,811
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (j) (Cost $328,599,895)	3,245,965	328,783,795
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,746,396)		15,000
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,655,815	$ 18,655,815
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,289,270	5,289,270
TOTAL MONEY MARKET FUNDS (Cost $23,945,085)		23,945,085
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,350,667,857)		1,290,866,253
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,502,607)
NET ASSETS - 100%		$ 1,287,363,646
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,663,610 or 2.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,052,017 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,054,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,351
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	11,677,127
Fidelity Securities Lending Cash Central Fund	6,694
Total	$ 11,809,002
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 21,195,327	$ 1,073,884,292	$ 309,656,811	33.4%
Fidelity Floating Rate Central Fund	1,476,044,498	3,001,228	1,191,065,883	328,783,795	19.4%
Total	$ 2,796,712,544	$ 24,196,555	$ 2,264,950,175	$ 638,440,606
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,201,464	$ 696,587	$ -	$ 5,504,877
Financials	167,532,835	162,466,726	1,923,458	3,142,651
Health Care	5,036,118	5,036,118	-	-
Corporate Bonds	31,821,867	-	26,411,862	5,410,005
U.S. Government and Government Agency Obligations	360,799,144	-	360,799,144	-
Asset-Backed Securities	15,444,405	-	4,611,735	10,832,670
Collateralized Mortgage Obligations	1,313,998	-	1,260,596	53,402
Commercial Mortgage Securities	27,012,346	-	19,511,445	7,500,901
Floating Rate Loans	13,303,385	-	4,823,385	8,480,000
Fixed-Income Funds	328,783,795	328,783,795	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	23,945,085	23,945,085	-	-
Commodity Funds	309,656,811	309,656,811	-	-
Total Investments in Securities:	$ 1,290,866,253	$ 830,585,122	$ 419,341,625	$ 40,939,506
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,171,292
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	333,585
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,504,877
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 333,585
Equities - Financials
Beginning Balance	$ 2,983,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	159,207
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,142,651
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 159,207
Corporate Bonds
Beginning Balance	$ 4,840,741
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	475,918
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	93,346
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,410,005
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 475,918
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(552,081)
Total Unrealized Gain (Loss)	1,739,964
Cost of Purchases	43,805
Proceeds of Sales	(24,613,253)
Amortization/Accretion	(7,174)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,832,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,759,453
Collateralized Mortgage Obligations
Beginning Balance	$ 781
Total Realized Gain (Loss)	(91,196)
Total Unrealized Gain (Loss)	70,389
Cost of Purchases	2,682
Proceeds of Sales	(27,466)
Amortization/Accretion	2,053
Transfers in to Level 3	96,159
Transfers out of Level 3	-
Ending Balance	$ 53,402
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (17,710)
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,306,635)
Total Unrealized Gain (Loss)	1,126,133
Cost of Purchases	-
Proceeds of Sales	(9,681,694)
Amortization/Accretion	(379,353)
Transfers in to Level 3	993,920
Transfers out of Level 3	(3,241,806)
Ending Balance	$ 7,500,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,126,133
Floating Rate Loans
Beginning Balance	$ 8,490,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,930)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,430
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,480,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (12,930)
Preferred Securities
Beginning Balance	$ 15,017
Total Realized Gain (Loss)	(1,600,500)
Total Unrealized Gain (Loss)	1,602,128
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1,645)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,644

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $5,248,486) - See accompanying schedule: Unaffiliated issuers (cost $631,671,968)	$ 628,480,562
Fidelity Central Funds (cost $718,995,889)	662,385,691
Total Investments (cost $1,350,667,857)		$ 1,290,866,253
Cash		15,224
Receivable for investments sold		4,134,318
Receivable for fund shares sold		2,043,281
Dividends receivable		827,295
Interest receivable		2,236,450
Distributions receivable from Fidelity Central Funds		1,410,694
Prepaid expenses		8,330
Receivable from investment adviser for expense reductions		167
Other receivables		1,782
Total assets		1,301,543,794

Liabilities
Payable for investments purchased Regular delivery	$ 6,042,206
Delayed delivery	470,000
Payable for fund shares redeemed	1,369,806
Accrued management fee	591,280
Distribution and service plan fees payable	135,690
Other affiliated payables	205,170
Other payables and accrued expenses	76,726
Collateral on securities loaned, at value	5,289,270
Total liabilities		14,180,148

Net Assets		$ 1,287,363,646
Net Assets consist of:
Paid in capital		$ 1,599,706,642
Undistributed net investment income		14,251,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(266,790,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,803,285)
Net Assets		$ 1,287,363,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,909,339 ÷ 24,109,161 shares)	$ 9.45

Maximum offering price per share (100/96.00 of $9.45)	$ 9.84
Class T: Net Asset Value and redemption price per share ($33,264,481 ÷ 3,513,401 shares)	$ 9.47

Maximum offering price per share (100/96.00 of $9.47)	$ 9.86
Class B: Net Asset Value and offering price per share ($6,165,829 ÷ 654,680 shares)A	$ 9.42

Class C: Net Asset Value and offering price per share ($92,024,862 ÷ 9,823,924 shares)A	$ 9.37

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($608,303,152 ÷ 64,007,148 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,695,983 ÷ 33,714,355 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2012

Investment Income
Dividends		$ 3,278,911
Interest		5,601,358
Inflation principal income		3,336,552
Income from Fidelity Central Funds		11,809,002
Total income		24,025,823

Expenses
Management fee	$ 5,029,171
Transfer agent fees	1,063,809
Distribution and service plan fees	803,531
Accounting and security lending fees	327,450
Custodian fees and expenses	25,841
Independent trustees' compensation	4,819
Registration fees	64,564
Audit	103,246
Legal	9,034
Miscellaneous	25,041
Total expenses before reductions	7,456,506
Expense reductions	(88,984)	7,367,522
Net investment income (loss)		16,658,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,885,422
Fidelity Central Funds	(142,380,679)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,846)
Total net realized gain (loss)		49,163,188
Change in net unrealized appreciation (depreciation) on: Investment securities	134,420,913
Assets and liabilities in foreign currencies	14,822
Total change in net unrealized appreciation (depreciation)		134,435,735
Net gain (loss)		183,598,923
Net increase (decrease) in net assets resulting from operations		$ 200,257,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,658,301	$ 165,292,079
Net realized gain (loss)	49,163,188	426,992,394
Change in net unrealized appreciation (depreciation)	134,435,735	(379,230,272)
Net increase (decrease) in net assets resulting from operations	200,257,224	213,054,201
Distributions to shareholders from net investment income	(50,199,023)	(157,665,903)
Distributions to shareholders from net realized gain	(29,720,520)	-
Total distributions	(79,919,543)	(157,665,903)
Share transactions - net increase (decrease)	(4,654,656,930)	152,872,016
Redemption fees	65,915	58,794
Total increase (decrease) in net assets	(4,534,253,334)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $14,251,032 and undistributed net investment income of $47,791,754, respectively)	$ 1,287,363,646	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.553	.101	.840	(.528)	(.820)	.077
Total from investment operations	.631	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.155)	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.381)	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.45	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total Return B, C, D	7.06%	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	1.67% A	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,909	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.562	.099	.841	(.521)	(.843)	.082
Total from investment operations	.640	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.154)	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.380)	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.47	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total Return B,C,D	7.15%	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05% A	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	1.66% A	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,264	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.045	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.561	.099	.845	(.536)	(.824)	.072
Total from investment operations	.606	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.120)	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.346)	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.42	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total Return B,C,D	6.78%	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.74% A	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73% A	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	.96% A	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,166	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.042	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.553	.107	.838	(.532)	(.826)	.080
Total from investment operations	.595	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.119)	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.345)	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total Return B,C,D	6.69%	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	.91% A	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,025	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss) D	.097	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.553	.098	.846	(.529)	(.834)	.079
Total from investment operations	.650	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.164)	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.50	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total Return B,C	7.24%	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net Assets E,G
Expenses before reductions	.73% A	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.72% A	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.72% A	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	1.97% A	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,303	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.092	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.558	.099	.848	(.529)	(.841)	.081
Total from investment operations	.650	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.164)	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.48	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total Return B,C	7.26%	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.77% A	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	1.92% A	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,696	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,666,342
Gross unrealized depreciation	(128,840,532)
Net unrealized appreciation (depreciation) on securities and other investments	$ (77,174,190)

Tax cost	$ 1,368,040,443

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (318,361,496)
2018	(2,428,473)
Total capital loss carryforward	$ (320,789,969)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $77,231,642 and $3,267,740,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $84,086 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 281,110	$ 2,461
Class T	-%	.25%	37,803	61
Class B	.65%	.25%	28,870	20,850
Class C	.75%	.25%	455,748	100,140
			$ 803,531	$ 123,512

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,566
Class T	4,663
Class B*	3,086
Class C*	5,214
$ 33,529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 183,025.16
Class T	25,916.17
Class B	7,822.24
Class C	79,524.17
Strategic Real Return	478,196.10
Institutional Class	289,326.16
	$ 1,063,809

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,935 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11. Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,894 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,694. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 1,059

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012 A	Year ended September 30, 2011
From net investment income
Class A	$ 3,673,821	$ 4,552,650
Class T	478,060	652,315
Class B	82,888	100,263
Class C	1,150,917	1,240,937
Strategic Real Return	28,467,266	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	8,295,979	21,521,983
Total	$ 50,199,023	$ 157,665,903
From net realized gain
Class A	$ 5,339,973	$ -
Class T	698,341	-
Class B	153,239	-
Class C	2,170,970	-
Strategic Real Return	14,032,914	-
Institutional Class	7,325,083	-
Total	$ 29,720,520	$ -

A All Class F shares were redeemed on October 21, 2011.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class A
Shares sold	2,543,015	9,625,121	$ 23,892,798	$ 93,453,214
Reinvestment of distributions	784,955	355,614	7,115,896	3,423,076
Shares redeemed	(3,127,140)	(4,594,845)	(29,291,524)	(44,288,664)
Net increase (decrease)	200,830	5,385,890	$ 1,717,170	$ 52,587,626
Class T
Shares sold	544,681	664,770	$ 5,169,494	$ 6,435,673
Reinvestment of distributions	110,248	56,359	1,001,680	542,048
Shares redeemed	(294,065)	(579,262)	(2,766,946)	(5,583,164)
Net increase (decrease)	360,864	141,867	$ 3,404,228	$ 1,394,557
Class B
Shares sold	18,045	106,596	$ 168,394	$ 1,026,352
Reinvestment of distributions	20,632	8,326	186,767	80,385
Shares redeemed	(103,010)	(215,825)	(963,628)	(2,066,082)
Net increase (decrease)	(64,333)	(100,903)	$ (608,467)	$ (959,345)
Class C
Shares sold	773,493	4,037,924	$ 7,209,227	$ 38,742,649
Reinvestment of distributions	322,970	110,911	2,907,394	1,069,209
Shares redeemed	(1,122,071)	(1,681,081)	(10,439,152)	(16,066,396)
Net increase (decrease)	(25,608)	2,467,754	$ (322,531)	$ 23,745,462
Strategic Real Return
Shares sold	9,462,567	59,206,494	$ 89,112,599	$ 573,011,574
Reinvestment of distributions	4,471,129	10,909,858	40,903,740	104,615,339
Shares redeemed	(333,256,687) B	(132,464,755)	(3,133,510,653) B	(1,274,734,291)
Net increase (decrease)	(319,322,991)	(62,348,403)	$ (3,003,494,314)	$ (597,107,378)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class F
Shares sold	7,877,361	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980) B	(12,754,381)	(1,225,059,560) B	(123,248,774)
Net increase (decrease)	(121,436,657)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	13,878,906	21,339,489	$ 131,366,366	$ 206,388,579
Reinvestment of distributions	1,453,617	2,078,761	13,238,702	19,969,856
Shares redeemed	(69,831,954) B	(13,766,247)	(656,208,910) B	(132,819,644)
Net increase (decrease)	(54,499,431)	9,652,003	$ (511,603,842)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-USAN-0512
1.814980.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	1.03%
Actual		$ 1,000.00	$ 1,070.60	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class T	1.03%
Actual		$ 1,000.00	$ 1,071.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class B	1.74%
Actual		$ 1,000.00	$ 1,067.80	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.79%
Actual		$ 1,000.00	$ 1,066.90	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,072.40	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,072.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2011
Commodity Related Investments *	24.1%	22.7%
Inflation-Protected Investments	28.0%	30.9%
Floating Rate High Yield**	25.5%	25.4%
Real Estate Related Investments	20.8%	19.4%
Cash & Cash Equivalents	1.9%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 30.9%
AAA 0.2%	AAA 0.2%
AA 0.7%	AA 0.7%
A 0.1%	A 0.4%
BBB 1.6%	BBB 2.0%
BB and Below 21.7%	BB and Below 22.1%
Not Rated 6.0%	Not Rated 5.0%
Equities† 38.5%	Equities†† 35.8%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

Semiannual Report

Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 14.4%		Stocks 13.1%
	U.S. Government and U.S. Government Agency Obligations 28.0%		U.S. Government and U.S. Government Agency Obligations 30.9%
	Corporate Bonds 3.8%		Corporate Bonds 4.5%
	Asset-Backed Securities 1.2%		Asset-Backed Securities 0.9%
	Floating Rate Loans 23.1%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 24.1%		Other Investments†† 22.8%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	3.9%	** Foreign investments	3.3%
* U.S. Treasury Inflation-Indexed Securities	28.0%	** U.S. Treasury Inflation-Indexed Securities	30.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.5%
		Principal Amount (e)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 107,500
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,044,605
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (g)		360,000	18,000
TOTAL FINANCIALS			1,062,605
TOTAL CONVERTIBLE BONDS			1,170,105
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		612,116	644,180
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,955
KB Home:
5.875% 1/15/15		284,000	278,320
6.25% 6/15/15		966,000	946,680
7.25% 6/15/18		470,000	451,200
8% 3/15/20		140,000	137,200
9.1% 9/15/17		550,000	574,750
Lennar Corp.:
5.5% 9/1/14		758,000	788,320
5.6% 5/31/15		284,000	296,070
M/I Homes, Inc. 8.625% 11/15/18		781,000	749,760
Meritage Homes Corp.:
6.25% 3/15/15		663,000	670,956
7% 4/1/22 (g)(h)		470,000	472,350
Ryland Group, Inc. 8.4% 5/15/17		129,000	143,835
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,549,125
10.75% 9/15/16		301,000	346,150
			7,611,671
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		$ 127,000	$ 113,030
TOTAL CONSUMER DISCRETIONARY			8,368,881
FINANCIALS - 1.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	525,780
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,168,629
			3,694,409
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	284,078
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	233,836
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	382,793
7.5% 7/15/18		563,000	643,700
9.625% 3/15/16		526,000	636,728
Equity One, Inc.:
5.375% 10/15/15		95,000	99,944
6% 9/15/16		189,000	203,164
6.25% 12/15/14		189,000	203,457
6.25% 1/15/17		189,000	203,684
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,007
6.3% 9/15/16		900,000	1,009,743
7.072% 6/8/15		95,000	106,342
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	196,961
6.5% 1/17/17		119,000	130,438
HMB Capital Trust V 4.0737% 12/15/36 (d)(g)(i)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,386
6.7% 1/15/18		189,000	210,511
6.75% 2/15/13		237,000	240,256
7.875% 8/15/14		95,000	104,177
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust 6.5% 1/15/13		$ 189,000	$ 190,091
iStar Financial, Inc.:
5.875% 3/15/16		924,000	828,135
5.95% 10/15/13		662,000	622,280
6.05% 4/15/15		78,000	70,980
6.5% 12/15/13		100,000	94,250
8.625% 6/1/13		100,000	99,000
National Retail Properties, Inc. 6.875% 10/15/17		379,000	432,033
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	203,175
Potlatch Corp. 7.5% 11/1/19		189,000	200,340
ProLogis LP 7.625% 7/1/17		297,000	344,497
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	214,628
Senior Housing Properties Trust 6.75% 4/15/20		134,000	141,479
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,956
5.25% 1/15/16		189,000	203,893
			9,250,942
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,982
5.75% 4/1/12		189,000	189,000
6% 4/1/16		189,000	201,905
7.5% 5/15/15		95,000	105,651
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	216,178
Colonial Properties Trust:
6.15% 4/15/13		237,000	244,020
6.25% 6/15/14		302,000	321,165
Colonial Realty LP 6.05% 9/1/16		284,000	305,676
Duke Realty LP 6.25% 5/15/13		142,000	148,931
First Industrial LP 5.75% 1/15/16		189,000	187,894
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	963,235
7.625% 6/1/15		205,000	202,438
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 645,122
Host Hotels & Resorts LP:
6.875% 11/1/14		379,000	385,633
9% 5/15/17		142,000	156,910
Post Apartment Homes LP 6.3% 6/1/13		189,000	197,514
Regency Centers LP 5.875% 6/15/17		114,000	127,464
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	518,938
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	196,088
			5,615,744
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	2,241,376
TOTAL FINANCIALS			20,802,471
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (g)		195,000	199,875
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	537,210
Skilled Healthcare Group, Inc. 11% 1/15/14		326,000	326,000
			863,210
TOTAL HEALTH CARE			1,063,085
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,325
TOTAL NONCONVERTIBLE BONDS			30,651,762
TOTAL CORPORATE BONDS (Cost $37,786,077)			31,821,867
U.S. Treasury Inflation Protected Obligations - 28.0%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		4,764,155	4,554,017
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.75% 1/15/28		$ 10,575,677	$ 12,608,497
2% 1/15/26		11,085,177	13,595,394
2.125% 2/15/40		5,545,781	7,296,522
2.125% 2/15/41		7,820,739	10,318,935
2.375% 1/15/25		12,382,694	15,761,434
2.375% 1/15/27		13,245,225	17,002,340
2.5% 1/15/29		8,537,531	11,270,182
3.625% 4/15/28		6,126,134	9,031,925
3.875% 4/15/29		8,756,867	13,505,912
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,294,898	5,595,198
0.125% 1/15/22		13,067,226	13,391,659
0.5% 4/15/15		9,733,074	10,323,061
0.625% 4/15/13		7,317,970	7,513,382
0.625% 7/15/21		11,232,887	12,168,374
1.125% 1/15/21		14,271,176	16,084,257
1.25% 4/15/14		6,207,891	6,587,121
1.25% 7/15/20		14,020,751	16,029,907
1.375% 7/15/18		6,345,817	7,272,994
1.375% 1/15/20		6,328,005	7,269,399
1.625% 1/15/15		11,902,233	12,977,151
1.625% 1/15/18		6,958,138	8,004,151
1.875% 7/15/13		10,640,351	11,205,563
1.875% 7/15/15		15,219,189	16,979,105
1.875% 7/15/19		5,896,188	7,012,984
2% 1/15/14		10,431,723	11,155,346
2% 7/15/14		12,569,053	13,698,249
2% 1/15/16		2,723,336	3,076,131
2.125% 1/15/19		8,001,296	9,581,865
2.375% 1/15/17		8,097,051	9,495,315
2.5% 7/15/16		24,050,083	28,097,998
2.625% 7/15/17		10,249,282	12,334,776
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $330,172,601)			360,799,144
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		312,000	313,872
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6018% 3/23/19 (g)(i)		331,718	289,424
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 742,217	$ 740,361
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (g)(i)		264,183	215,888
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (g)(i)		1,039,595	712,123
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	207,221
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	282,442
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		406,000	394,388
Class B2, 1.8227% 12/28/35 (g)(i)		399,000	363,090
Class D, 9% 12/28/35 (g)		500,000	97,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (g)(i)		510,000	457,725
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	347,819
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8556% 11/28/39 (g)(i)		866,415	25,992
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8918% 9/25/46 (g)(i)		750,000	14,175
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		872,175	324,095
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9048% 12/28/33 (i)		1,900,000	1,734,174
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (g)(i)		836,000	727,320
Class C1B, 7.696% 8/28/38 (g)		1,211,876	986,795
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		66,662	32,418
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1806% 2/5/36 (g)(i)		296,143	30
Asset-Backed Securities - continued
		Principal Amount (e)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		$ 139,832	$ 140,182
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (g)(i)		568,000	238,560
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (g)(i)		514,648	473,476
Class A1B, 0.8037% 9/25/26 (g)(i)		609,000	475,020
Class A2A, 0.6937% 9/25/26 (g)(i)		825,256	767,488
Class F, 1.6237% 9/25/26 (g)(i)		426,000	298,200
Class G, 1.8237% 9/25/26 (g)(i)		289,000	196,520
Class H, 2.1237% 9/25/26 (g)(i)		814,000	537,240
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (g)(i)		2,500,000	1,925,000
Class F, 2.4431% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $19,656,603)			15,444,405
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4218% 6/15/22 (g)(i)		385,840	375,176
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6981% 1/25/19 (g)(i)		41,627	20,406
Class B4, 4.6981% 1/25/19 (g)(i)		83,254	32,901
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (g)(i)		95,000	100,544
Series 2010-K6 Class B, 5.3545% 12/25/46 (g)(i)		189,000	198,697
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	190,995
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		395,000	395,184
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3418% 9/10/37 (g)(i)		47,534	95
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,648,057)			1,313,998
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		$ 2,121,975	$ 2,052,017
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		17,885	17,875
Series 2005-1 Class CJ, 5.1938% 11/10/42 (i)		275,000	288,268
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (g)(i)		1,153,521	1,072,775
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2418% 3/15/22 (g)(i)		498,000	273,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4585% 3/11/39 (i)		568,000	550,270
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	322,098
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,206,513
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	251,082
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	135,921
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	127,572
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	54,362
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	179,153
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	759,075
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3718% 12/15/20 (g)(i)		379,000	341,508
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		393,909	394,303
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	770,011
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	203,704
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,001
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8918% 3/25/17 (g)(i)		273,000	210,210
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4418% 3/25/17 (g)(i)		417,000	300,240
Class G, 7.2418% 3/25/17 (g)(i)		354,000	237,180
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	376,352
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2117% 6/10/31 (g)(i)		474,000	496,455
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7897% 1/25/43 (i)(k)		1,124,000	188,843
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.5748% 12/25/43 (i)(k)		1,156,048	177,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac Multi-Class pass-thru certificates: - continued
Series K012 Class X3, 2.2877% 1/25/41 (i)(k)		$ 665,148	$ 91,227
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		1,219,926	1,146,730
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1602% 12/10/35 (g)(i)		242,000	241,610
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (i)		95,242	98,615
Class G, 6.75% 4/15/29 (i)		256,000	278,249
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		223,892	232,797
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		4,630	4,619
Class J, 6.974% 8/15/36		516,000	514,099
Series 2000-C1 Class K, 7% 3/15/33		80,608	60,650
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	192,525
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		216,000	216,868
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	515,425
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	481,900
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		521,000	568,853
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,045,230
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	293,306
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		76,985	77,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		197,058	207,240
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		1,137,000	1,177,782
Series 2006-C4 Class AJ, 5.8935% 6/15/38 (i)		589,000	494,291
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6692% 6/25/43 (g)(i)		365,500	331,472
Series 2011-1 Class B, 5.6692% 6/25/43 (g)(i)		443,000	478,937
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3: - continued
Class F, 10.813% 5/15/44 (g)		$ 400,000	$ 40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		401,891	403,900
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	926,805
Series 1997-RR Class F, 7.398% 4/30/39 (g)(i)		80,666	72,599
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		381,058	185,956
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	781,086
Series 2011-C2:
Class D, 5.3184% 6/15/44 (g)(i)		358,000	334,290
Class E, 5.3184% 6/15/44 (g)(i)		454,000	383,489
Class F, 5.3184% 6/15/44 (g)(i)		343,000	245,176
Class XB, 0.4649% 6/15/44 (g)(i)(k)		12,067,221	373,843
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		759,105	662,319
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		205,687	215,272
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		225,000	225,100
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	440,117
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8168% 7/15/24 (g)(i)		341,000	225,700
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	375,089
Series 2004-C12 Class D, 5.3163% 7/15/41 (i)		426,000	429,935
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	613,802
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,327,807)			27,012,346
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
NVR, Inc. (a)	100	72,633
Standard Pacific Corp. (a)	139,900	623,954
Stanley Martin Communities LLC Class B (a)	6,300	5,504,877
		6,201,464
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.4%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	$ 240,462
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	229,790	5,179,467
Alexandria Real Estate Equities, Inc.	4,771	348,903
American Campus Communities, Inc.	6,700	299,624
American Tower Corp.	9,700	611,294
Annaly Capital Management, Inc.	14,100	223,062
Anworth Mortgage Asset Corp.	63,600	418,488
Apartment Investment & Management Co. Class A	5,500	145,255
AvalonBay Communities, Inc.	10,678	1,509,335
Boston Properties, Inc.	58,766	6,169,842
Brandywine Realty Trust (SBI)	17,400	199,752
Camden Property Trust (SBI)	76,335	5,019,026
CapLease, Inc.	49,800	200,694
CBL & Associates Properties, Inc.	225,006	4,257,114
Chesapeake Lodging Trust	120,366	2,162,977
CommonWealth REIT	10,200	189,924
Coresite Realty Corp.	13,100	309,029
Cousins Properties, Inc.	5,500	41,690
Cys Investments, Inc. (f)	64,480	844,043
DCT Industrial Trust, Inc.	235,127	1,387,249
DDR Corp.	191,588	2,797,185
DiamondRock Hospitality Co.	24,882	256,036
Digital Realty Trust, Inc. (f)	83,953	6,210,003
Douglas Emmett, Inc.	161,930	3,693,623
Dynex Capital, Inc.	46,600	445,030
EastGroup Properties, Inc.	600	30,132
Education Realty Trust, Inc.	279,882	3,033,921
Equity Lifestyle Properties, Inc.	37,500	2,615,250
Equity One, Inc.	142,158	2,874,435
Equity Residential (SBI)	95,539	5,982,652
Essex Property Trust, Inc.	33,387	5,058,464
Excel Trust, Inc.	79,928	965,530
Glimcher Realty Trust	112,598	1,150,752
Hatteras Financial Corp.	10,700	298,530
HCP, Inc.	78,853	3,111,539
Health Care REIT, Inc.	23,493	1,291,175
Healthcare Realty Trust, Inc.	9,300	204,600
Highwoods Properties, Inc. (SBI)	93,973	3,131,180
Hospitality Properties Trust (SBI)	2,700	71,469
Host Hotels & Resorts, Inc.	132,003	2,167,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust	110,833	$ 584,090
LaSalle Hotel Properties (SBI)	56,200	1,581,468
Lexington Corporate Properties Trust	73,100	657,169
LTC Properties, Inc.	10,000	320,000
MFA Financial, Inc.	293,066	2,189,203
Mid-America Apartment Communities, Inc.	1,900	127,357
Monmouth Real Estate Investment Corp. Class A	20,900	203,566
National Retail Properties, Inc.	9,200	250,148
Omega Healthcare Investors, Inc.	13,599	289,115
Pebblebrook Hotel Trust	3,400	76,772
Post Properties, Inc.	57,917	2,713,991
Prologis, Inc.	267,893	9,649,506
Public Storage	61,858	8,546,920
Senior Housing Properties Trust (SBI)	10,500	231,525
Simon Property Group, Inc.	116,059	16,907,475
SL Green Realty Corp.	72,519	5,623,848
Stag Industrial, Inc.	69,250	966,730
Summit Hotel Properties, Inc.	41,600	315,328
Sun Communities, Inc.	18,000	779,940
Sunstone Hotel Investors, Inc. (a)	119,782	1,166,677
Terreno Realty Corp.	10,200	145,962
The Macerich Co.	31,756	1,833,909
Two Harbors Investment Corp.	68,800	697,632
Ventas, Inc.	208,157	11,885,765
Vornado Realty Trust	27,772	2,338,402
Weyerhaeuser Co.	36,152	792,452
		145,780,713
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	22,530	391,856
Forest City Enterprises, Inc. Class A (a)	74,613	1,168,440
		1,560,296
TOTAL FINANCIALS		147,581,471
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	95,702	1,791,541
Capital Senior Living Corp. (a)	51,400	474,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	127,575	$ 2,252,975
Sunrise Senior Living, Inc. (a)	81,751	516,666
		5,036,118
TOTAL COMMON STOCKS (Cost $163,274,005)		158,819,053
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	487,008
Excel Trust, Inc. 7.00% (g)	43,800	1,040,250
Health Care REIT, Inc. Series I, 6.50%	3,800	198,788
Lexington Corporate Properties Trust Series C, 6.50%	13,700	595,128
		2,321,174
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	300	2,160
Red Lion Hotels Capital Trust 9.50%	26,265	663,454
		665,614
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,100	252,197
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	35,200	908,864
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,085,034
Apartment Investment & Management Co.:
Series T, 8.00%	15,100	381,275
Series U, 7.75%	7,627	191,438
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	95,570
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,937
7.375%	10,347	258,675
Cedar Shopping Centers, Inc. 8.875%	9,600	240,864
CenterPoint Properties Trust Series D, 5.377%	5,280	3,141,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.:
Series A, 7.75%	15,100	$ 376,443
Series B, 7.50%	8,259	204,741
Duke Realty LP Series L, 6.60%	1,034	26,046
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	13,500	40,500
Equity Lifestyle Properties, Inc. 8.034%	22,300	567,535
Equity Residential (depositary shares) Series N, 6.48%	4,000	100,400
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,020
Excel Trust, Inc. Series B, 8.125%	24,000	604,560
First Potomac Realty Trust 7.75%	15,870	396,909
Glimcher Realty Trust Series G, 8.125%	7,200	177,984
Health Care REIT, Inc. Series F, 7.625%	9,500	237,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	14,198	356,654
Hudson Pacific Properties, Inc. 8.375%	10,200	268,770
Kite Realty Group Trust 8.25%	900	22,599
LaSalle Hotel Properties:
Series E, 8.00%	17,300	436,133
Series G, 7.25%	16,540	412,673
LBA Realty Fund II Series B, 7.625% (a)	27,795	430,823
Lexington Corporate Properties Trust Series B, 8.05%	11,200	282,240
Lexington Realty Trust 7.55%	3,785	92,922
MFA Financial, Inc. Series A, 8.50%	71,600	1,839,404
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,850
Series B, 8.00%	7,600	189,696
Prologis, Inc.:
Series O, 7.00%	100	2,506
Series Q, 8.54%	3,700	213,097
PS Business Parks, Inc. Series P, 6.70%	12,300	308,115
Public Storage Series N, 7.00%	7,600	196,688
Saul Centers, Inc.:
8.00%	8,600	224,890
Series B (depositary shares) 9.00%	5,600	148,176
Stag Industrial, Inc. Series A, 9.00%	40,000	1,025,600
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	211,130
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 249,375
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	369,092
		16,964,576
TOTAL FINANCIALS		17,630,190
TOTAL PREFERRED STOCKS (Cost $34,155,760)		19,951,364
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,517,500
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(i)	3,000,000	1,500,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,141,375	1,004,410
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (i)	91,200	90,972
TOTAL CONSUMER DISCRETIONARY		6,112,882
FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
Capital Automotive LP term loan 5.25% 3/11/17 (i)	441,589	437,173
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7418% 9/4/19 (i)	186,560	185,394
CityCenter term loan 8.75% 7/1/13 (i)	5,000,000	4,962,500
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (i)	37,183	34,673
term loan 4.77% 10/10/16 (i)	472,817	440,902
Tranche 2LN, term loan 13.5% 10/15/17	281,000	288,728
3.2953% 10/10/13 (i)	54,314	50,783
		6,400,153
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (i)	$ 91,500	$ 90,127
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	744,918	700,223
TOTAL FLOATING RATE LOANS (Cost $14,904,662)		13,303,385
Commodity Funds - 24.1%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $366,450,909)	28,805,285	309,656,811
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (j) (Cost $328,599,895)	3,245,965	328,783,795
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,746,396)		15,000
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,655,815	$ 18,655,815
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,289,270	5,289,270
TOTAL MONEY MARKET FUNDS (Cost $23,945,085)		23,945,085
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,350,667,857)		1,290,866,253
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,502,607)
NET ASSETS - 100%		$ 1,287,363,646
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,663,610 or 2.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,052,017 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,054,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,351
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	11,677,127
Fidelity Securities Lending Cash Central Fund	6,694
Total	$ 11,809,002
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 21,195,327	$ 1,073,884,292	$ 309,656,811	33.4%
Fidelity Floating Rate Central Fund	1,476,044,498	3,001,228	1,191,065,883	328,783,795	19.4%
Total	$ 2,796,712,544	$ 24,196,555	$ 2,264,950,175	$ 638,440,606
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,201,464	$ 696,587	$ -	$ 5,504,877
Financials	167,532,835	162,466,726	1,923,458	3,142,651
Health Care	5,036,118	5,036,118	-	-
Corporate Bonds	31,821,867	-	26,411,862	5,410,005
U.S. Government and Government Agency Obligations	360,799,144	-	360,799,144	-
Asset-Backed Securities	15,444,405	-	4,611,735	10,832,670
Collateralized Mortgage Obligations	1,313,998	-	1,260,596	53,402
Commercial Mortgage Securities	27,012,346	-	19,511,445	7,500,901
Floating Rate Loans	13,303,385	-	4,823,385	8,480,000
Fixed-Income Funds	328,783,795	328,783,795	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	23,945,085	23,945,085	-	-
Commodity Funds	309,656,811	309,656,811	-	-
Total Investments in Securities:	$ 1,290,866,253	$ 830,585,122	$ 419,341,625	$ 40,939,506
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,171,292
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	333,585
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,504,877
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 333,585
Equities - Financials
Beginning Balance	$ 2,983,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	159,207
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,142,651
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 159,207
Corporate Bonds
Beginning Balance	$ 4,840,741
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	475,918
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	93,346
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,410,005
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 475,918
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(552,081)
Total Unrealized Gain (Loss)	1,739,964
Cost of Purchases	43,805
Proceeds of Sales	(24,613,253)
Amortization/Accretion	(7,174)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,832,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,759,453
Collateralized Mortgage Obligations
Beginning Balance	$ 781
Total Realized Gain (Loss)	(91,196)
Total Unrealized Gain (Loss)	70,389
Cost of Purchases	2,682
Proceeds of Sales	(27,466)
Amortization/Accretion	2,053
Transfers in to Level 3	96,159
Transfers out of Level 3	-
Ending Balance	$ 53,402
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (17,710)
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,306,635)
Total Unrealized Gain (Loss)	1,126,133
Cost of Purchases	-
Proceeds of Sales	(9,681,694)
Amortization/Accretion	(379,353)
Transfers in to Level 3	993,920
Transfers out of Level 3	(3,241,806)
Ending Balance	$ 7,500,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,126,133
Floating Rate Loans
Beginning Balance	$ 8,490,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,930)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,430
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,480,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (12,930)
Preferred Securities
Beginning Balance	$ 15,017
Total Realized Gain (Loss)	(1,600,500)
Total Unrealized Gain (Loss)	1,602,128
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1,645)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,644

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $5,248,486) - See accompanying schedule: Unaffiliated issuers (cost $631,671,968)	$ 628,480,562
Fidelity Central Funds (cost $718,995,889)	662,385,691
Total Investments (cost $1,350,667,857)		$ 1,290,866,253
Cash		15,224
Receivable for investments sold		4,134,318
Receivable for fund shares sold		2,043,281
Dividends receivable		827,295
Interest receivable		2,236,450
Distributions receivable from Fidelity Central Funds		1,410,694
Prepaid expenses		8,330
Receivable from investment adviser for expense reductions		167
Other receivables		1,782
Total assets		1,301,543,794

Liabilities
Payable for investments purchased Regular delivery	$ 6,042,206
Delayed delivery	470,000
Payable for fund shares redeemed	1,369,806
Accrued management fee	591,280
Distribution and service plan fees payable	135,690
Other affiliated payables	205,170
Other payables and accrued expenses	76,726
Collateral on securities loaned, at value	5,289,270
Total liabilities		14,180,148

Net Assets		$ 1,287,363,646
Net Assets consist of:
Paid in capital		$ 1,599,706,642
Undistributed net investment income		14,251,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(266,790,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,803,285)
Net Assets		$ 1,287,363,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,909,339 ÷ 24,109,161 shares)	$ 9.45

Maximum offering price per share (100/96.00 of $9.45)	$ 9.84
Class T: Net Asset Value and redemption price per share ($33,264,481 ÷ 3,513,401 shares)	$ 9.47

Maximum offering price per share (100/96.00 of $9.47)	$ 9.86
Class B: Net Asset Value and offering price per share ($6,165,829 ÷ 654,680 shares)A	$ 9.42

Class C: Net Asset Value and offering price per share ($92,024,862 ÷ 9,823,924 shares)A	$ 9.37

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($608,303,152 ÷ 64,007,148 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,695,983 ÷ 33,714,355 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2012

Investment Income
Dividends		$ 3,278,911
Interest		5,601,358
Inflation principal income		3,336,552
Income from Fidelity Central Funds		11,809,002
Total income		24,025,823

Expenses
Management fee	$ 5,029,171
Transfer agent fees	1,063,809
Distribution and service plan fees	803,531
Accounting and security lending fees	327,450
Custodian fees and expenses	25,841
Independent trustees' compensation	4,819
Registration fees	64,564
Audit	103,246
Legal	9,034
Miscellaneous	25,041
Total expenses before reductions	7,456,506
Expense reductions	(88,984)	7,367,522
Net investment income (loss)		16,658,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,885,422
Fidelity Central Funds	(142,380,679)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,846)
Total net realized gain (loss)		49,163,188
Change in net unrealized appreciation (depreciation) on: Investment securities	134,420,913
Assets and liabilities in foreign currencies	14,822
Total change in net unrealized appreciation (depreciation)		134,435,735
Net gain (loss)		183,598,923
Net increase (decrease) in net assets resulting from operations		$ 200,257,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,658,301	$ 165,292,079
Net realized gain (loss)	49,163,188	426,992,394
Change in net unrealized appreciation (depreciation)	134,435,735	(379,230,272)
Net increase (decrease) in net assets resulting from operations	200,257,224	213,054,201
Distributions to shareholders from net investment income	(50,199,023)	(157,665,903)
Distributions to shareholders from net realized gain	(29,720,520)	-
Total distributions	(79,919,543)	(157,665,903)
Share transactions - net increase (decrease)	(4,654,656,930)	152,872,016
Redemption fees	65,915	58,794
Total increase (decrease) in net assets	(4,534,253,334)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $14,251,032 and undistributed net investment income of $47,791,754, respectively)	$ 1,287,363,646	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.553	.101	.840	(.528)	(.820)	.077
Total from investment operations	.631	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.155)	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.381)	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.45	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total Return B, C, D	7.06%	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	1.67% A	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,909	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.562	.099	.841	(.521)	(.843)	.082
Total from investment operations	.640	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.154)	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.380)	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.47	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total Return B,C,D	7.15%	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05% A	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	1.66% A	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,264	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.045	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.561	.099	.845	(.536)	(.824)	.072
Total from investment operations	.606	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.120)	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.346)	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.42	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total Return B,C,D	6.78%	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.74% A	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73% A	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	.96% A	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,166	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.042	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.553	.107	.838	(.532)	(.826)	.080
Total from investment operations	.595	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.119)	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.345)	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total Return B,C,D	6.69%	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	.91% A	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,025	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss) D	.097	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.553	.098	.846	(.529)	(.834)	.079
Total from investment operations	.650	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.164)	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.50	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total Return B,C	7.24%	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net Assets E,G
Expenses before reductions	.73% A	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.72% A	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.72% A	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	1.97% A	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,303	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.092	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.558	.099	.848	(.529)	(.841)	.081
Total from investment operations	.650	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.164)	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.48	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total Return B,C	7.26%	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.77% A	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	1.92% A	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,696	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,666,342
Gross unrealized depreciation	(128,840,532)
Net unrealized appreciation (depreciation) on securities and other investments	$ (77,174,190)

Tax cost	$ 1,368,040,443

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (318,361,496)
2018	(2,428,473)
Total capital loss carryforward	$ (320,789,969)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $77,231,642 and $3,267,740,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $84,086 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 281,110	$ 2,461
Class T	-%	.25%	37,803	61
Class B	.65%	.25%	28,870	20,850
Class C	.75%	.25%	455,748	100,140
			$ 803,531	$ 123,512

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,566
Class T	4,663
Class B*	3,086
Class C*	5,214
$ 33,529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 183,025.16
Class T	25,916.17
Class B	7,822.24
Class C	79,524.17
Strategic Real Return	478,196.10
Institutional Class	289,326.16
	$ 1,063,809

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,935 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11. Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,894 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,694. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 1,059

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012 A	Year ended September 30, 2011
From net investment income
Class A	$ 3,673,821	$ 4,552,650
Class T	478,060	652,315
Class B	82,888	100,263
Class C	1,150,917	1,240,937
Strategic Real Return	28,467,266	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	8,295,979	21,521,983
Total	$ 50,199,023	$ 157,665,903
From net realized gain
Class A	$ 5,339,973	$ -
Class T	698,341	-
Class B	153,239	-
Class C	2,170,970	-
Strategic Real Return	14,032,914	-
Institutional Class	7,325,083	-
Total	$ 29,720,520	$ -

A All Class F shares were redeemed on October 21, 2011.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class A
Shares sold	2,543,015	9,625,121	$ 23,892,798	$ 93,453,214
Reinvestment of distributions	784,955	355,614	7,115,896	3,423,076
Shares redeemed	(3,127,140)	(4,594,845)	(29,291,524)	(44,288,664)
Net increase (decrease)	200,830	5,385,890	$ 1,717,170	$ 52,587,626
Class T
Shares sold	544,681	664,770	$ 5,169,494	$ 6,435,673
Reinvestment of distributions	110,248	56,359	1,001,680	542,048
Shares redeemed	(294,065)	(579,262)	(2,766,946)	(5,583,164)
Net increase (decrease)	360,864	141,867	$ 3,404,228	$ 1,394,557
Class B
Shares sold	18,045	106,596	$ 168,394	$ 1,026,352
Reinvestment of distributions	20,632	8,326	186,767	80,385
Shares redeemed	(103,010)	(215,825)	(963,628)	(2,066,082)
Net increase (decrease)	(64,333)	(100,903)	$ (608,467)	$ (959,345)
Class C
Shares sold	773,493	4,037,924	$ 7,209,227	$ 38,742,649
Reinvestment of distributions	322,970	110,911	2,907,394	1,069,209
Shares redeemed	(1,122,071)	(1,681,081)	(10,439,152)	(16,066,396)
Net increase (decrease)	(25,608)	2,467,754	$ (322,531)	$ 23,745,462
Strategic Real Return
Shares sold	9,462,567	59,206,494	$ 89,112,599	$ 573,011,574
Reinvestment of distributions	4,471,129	10,909,858	40,903,740	104,615,339
Shares redeemed	(333,256,687) B	(132,464,755)	(3,133,510,653) B	(1,274,734,291)
Net increase (decrease)	(319,322,991)	(62,348,403)	$ (3,003,494,314)	$ (597,107,378)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class F
Shares sold	7,877,361	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980) B	(12,754,381)	(1,225,059,560) B	(123,248,774)
Net increase (decrease)	(121,436,657)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	13,878,906	21,339,489	$ 131,366,366	$ 206,388,579
Reinvestment of distributions	1,453,617	2,078,761	13,238,702	19,969,856
Shares redeemed	(69,831,954) B	(13,766,247)	(656,208,910) B	(132,819,644)
Net increase (decrease)	(54,499,431)	9,652,003	$ (511,603,842)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-USAN-0512
1.814975.106

Fidelity®

Strategic Real Return

Fund

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	1.03%
Actual		$ 1,000.00	$ 1,070.60	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class T	1.03%
Actual		$ 1,000.00	$ 1,071.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20
Class B	1.74%
Actual		$ 1,000.00	$ 1,067.80	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.79%
Actual		$ 1,000.00	$ 1,066.90	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,072.40	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,072.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2011
Commodity Related Investments *	24.1%	22.7%
Inflation-Protected Investments	28.0%	30.9%
Floating Rate High Yield**	25.5%	25.4%
Real Estate Related Investments	20.8%	19.4%
Cash & Cash Equivalents	1.9%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 30.9%
AAA 0.2%	AAA 0.2%
AA 0.7%	AA 0.7%
A 0.1%	A 0.4%
BBB 1.6%	BBB 2.0%
BB and Below 21.7%	BB and Below 22.1%
Not Rated 6.0%	Not Rated 5.0%
Equities† 38.5%	Equities†† 35.8%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

Semiannual Report

Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 14.4%		Stocks 13.1%
	U.S. Government and U.S. Government Agency Obligations 28.0%		U.S. Government and U.S. Government Agency Obligations 30.9%
	Corporate Bonds 3.8%		Corporate Bonds 4.5%
	Asset-Backed Securities 1.2%		Asset-Backed Securities 0.9%
	Floating Rate Loans 23.1%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 24.1%		Other Investments†† 22.8%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	3.9%	** Foreign investments	3.3%
* U.S. Treasury Inflation-Indexed Securities	28.0%	** U.S. Treasury Inflation-Indexed Securities	30.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.5%
		Principal Amount (e)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 107,500
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,044,605
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (g)		360,000	18,000
TOTAL FINANCIALS			1,062,605
TOTAL CONVERTIBLE BONDS			1,170,105
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		612,116	644,180
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,955
KB Home:
5.875% 1/15/15		284,000	278,320
6.25% 6/15/15		966,000	946,680
7.25% 6/15/18		470,000	451,200
8% 3/15/20		140,000	137,200
9.1% 9/15/17		550,000	574,750
Lennar Corp.:
5.5% 9/1/14		758,000	788,320
5.6% 5/31/15		284,000	296,070
M/I Homes, Inc. 8.625% 11/15/18		781,000	749,760
Meritage Homes Corp.:
6.25% 3/15/15		663,000	670,956
7% 4/1/22 (g)(h)		470,000	472,350
Ryland Group, Inc. 8.4% 5/15/17		129,000	143,835
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,549,125
10.75% 9/15/16		301,000	346,150
			7,611,671
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		$ 127,000	$ 113,030
TOTAL CONSUMER DISCRETIONARY			8,368,881
FINANCIALS - 1.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	525,780
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,168,629
			3,694,409
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	284,078
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	233,836
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	382,793
7.5% 7/15/18		563,000	643,700
9.625% 3/15/16		526,000	636,728
Equity One, Inc.:
5.375% 10/15/15		95,000	99,944
6% 9/15/16		189,000	203,164
6.25% 12/15/14		189,000	203,457
6.25% 1/15/17		189,000	203,684
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,007
6.3% 9/15/16		900,000	1,009,743
7.072% 6/8/15		95,000	106,342
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	196,961
6.5% 1/17/17		119,000	130,438
HMB Capital Trust V 4.0737% 12/15/36 (d)(g)(i)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,386
6.7% 1/15/18		189,000	210,511
6.75% 2/15/13		237,000	240,256
7.875% 8/15/14		95,000	104,177
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust 6.5% 1/15/13		$ 189,000	$ 190,091
iStar Financial, Inc.:
5.875% 3/15/16		924,000	828,135
5.95% 10/15/13		662,000	622,280
6.05% 4/15/15		78,000	70,980
6.5% 12/15/13		100,000	94,250
8.625% 6/1/13		100,000	99,000
National Retail Properties, Inc. 6.875% 10/15/17		379,000	432,033
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	203,175
Potlatch Corp. 7.5% 11/1/19		189,000	200,340
ProLogis LP 7.625% 7/1/17		297,000	344,497
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	214,628
Senior Housing Properties Trust 6.75% 4/15/20		134,000	141,479
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,956
5.25% 1/15/16		189,000	203,893
			9,250,942
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,982
5.75% 4/1/12		189,000	189,000
6% 4/1/16		189,000	201,905
7.5% 5/15/15		95,000	105,651
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	216,178
Colonial Properties Trust:
6.15% 4/15/13		237,000	244,020
6.25% 6/15/14		302,000	321,165
Colonial Realty LP 6.05% 9/1/16		284,000	305,676
Duke Realty LP 6.25% 5/15/13		142,000	148,931
First Industrial LP 5.75% 1/15/16		189,000	187,894
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	963,235
7.625% 6/1/15		205,000	202,438
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 645,122
Host Hotels & Resorts LP:
6.875% 11/1/14		379,000	385,633
9% 5/15/17		142,000	156,910
Post Apartment Homes LP 6.3% 6/1/13		189,000	197,514
Regency Centers LP 5.875% 6/15/17		114,000	127,464
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	518,938
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	196,088
			5,615,744
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	2,241,376
TOTAL FINANCIALS			20,802,471
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (g)		195,000	199,875
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	537,210
Skilled Healthcare Group, Inc. 11% 1/15/14		326,000	326,000
			863,210
TOTAL HEALTH CARE			1,063,085
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,325
TOTAL NONCONVERTIBLE BONDS			30,651,762
TOTAL CORPORATE BONDS (Cost $37,786,077)			31,821,867
U.S. Treasury Inflation Protected Obligations - 28.0%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		4,764,155	4,554,017
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.75% 1/15/28		$ 10,575,677	$ 12,608,497
2% 1/15/26		11,085,177	13,595,394
2.125% 2/15/40		5,545,781	7,296,522
2.125% 2/15/41		7,820,739	10,318,935
2.375% 1/15/25		12,382,694	15,761,434
2.375% 1/15/27		13,245,225	17,002,340
2.5% 1/15/29		8,537,531	11,270,182
3.625% 4/15/28		6,126,134	9,031,925
3.875% 4/15/29		8,756,867	13,505,912
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,294,898	5,595,198
0.125% 1/15/22		13,067,226	13,391,659
0.5% 4/15/15		9,733,074	10,323,061
0.625% 4/15/13		7,317,970	7,513,382
0.625% 7/15/21		11,232,887	12,168,374
1.125% 1/15/21		14,271,176	16,084,257
1.25% 4/15/14		6,207,891	6,587,121
1.25% 7/15/20		14,020,751	16,029,907
1.375% 7/15/18		6,345,817	7,272,994
1.375% 1/15/20		6,328,005	7,269,399
1.625% 1/15/15		11,902,233	12,977,151
1.625% 1/15/18		6,958,138	8,004,151
1.875% 7/15/13		10,640,351	11,205,563
1.875% 7/15/15		15,219,189	16,979,105
1.875% 7/15/19		5,896,188	7,012,984
2% 1/15/14		10,431,723	11,155,346
2% 7/15/14		12,569,053	13,698,249
2% 1/15/16		2,723,336	3,076,131
2.125% 1/15/19		8,001,296	9,581,865
2.375% 1/15/17		8,097,051	9,495,315
2.5% 7/15/16		24,050,083	28,097,998
2.625% 7/15/17		10,249,282	12,334,776
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $330,172,601)			360,799,144
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		312,000	313,872
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6018% 3/23/19 (g)(i)		331,718	289,424
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 742,217	$ 740,361
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (g)(i)		264,183	215,888
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (g)(i)		1,039,595	712,123
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	207,221
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	282,442
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		406,000	394,388
Class B2, 1.8227% 12/28/35 (g)(i)		399,000	363,090
Class D, 9% 12/28/35 (g)		500,000	97,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (g)(i)		510,000	457,725
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	347,819
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8556% 11/28/39 (g)(i)		866,415	25,992
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8918% 9/25/46 (g)(i)		750,000	14,175
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		872,175	324,095
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9048% 12/28/33 (i)		1,900,000	1,734,174
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (g)(i)		836,000	727,320
Class C1B, 7.696% 8/28/38 (g)		1,211,876	986,795
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		66,662	32,418
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1806% 2/5/36 (g)(i)		296,143	30
Asset-Backed Securities - continued
		Principal Amount (e)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		$ 139,832	$ 140,182
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (g)(i)		568,000	238,560
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (g)(i)		514,648	473,476
Class A1B, 0.8037% 9/25/26 (g)(i)		609,000	475,020
Class A2A, 0.6937% 9/25/26 (g)(i)		825,256	767,488
Class F, 1.6237% 9/25/26 (g)(i)		426,000	298,200
Class G, 1.8237% 9/25/26 (g)(i)		289,000	196,520
Class H, 2.1237% 9/25/26 (g)(i)		814,000	537,240
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (g)(i)		2,500,000	1,925,000
Class F, 2.4431% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $19,656,603)			15,444,405
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4218% 6/15/22 (g)(i)		385,840	375,176
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6981% 1/25/19 (g)(i)		41,627	20,406
Class B4, 4.6981% 1/25/19 (g)(i)		83,254	32,901
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (g)(i)		95,000	100,544
Series 2010-K6 Class B, 5.3545% 12/25/46 (g)(i)		189,000	198,697
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	190,995
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		395,000	395,184
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3418% 9/10/37 (g)(i)		47,534	95
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,648,057)			1,313,998
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		$ 2,121,975	$ 2,052,017
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		17,885	17,875
Series 2005-1 Class CJ, 5.1938% 11/10/42 (i)		275,000	288,268
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (g)(i)		1,153,521	1,072,775
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2418% 3/15/22 (g)(i)		498,000	273,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4585% 3/11/39 (i)		568,000	550,270
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	322,098
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,206,513
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	251,082
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	135,921
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	127,572
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	54,362
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	179,153
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	759,075
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3718% 12/15/20 (g)(i)		379,000	341,508
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		393,909	394,303
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	770,011
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	203,704
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,001
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8918% 3/25/17 (g)(i)		273,000	210,210
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4418% 3/25/17 (g)(i)		417,000	300,240
Class G, 7.2418% 3/25/17 (g)(i)		354,000	237,180
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	376,352
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2117% 6/10/31 (g)(i)		474,000	496,455
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7897% 1/25/43 (i)(k)		1,124,000	188,843
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.5748% 12/25/43 (i)(k)		1,156,048	177,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac Multi-Class pass-thru certificates: - continued
Series K012 Class X3, 2.2877% 1/25/41 (i)(k)		$ 665,148	$ 91,227
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		1,219,926	1,146,730
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1602% 12/10/35 (g)(i)		242,000	241,610
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (i)		95,242	98,615
Class G, 6.75% 4/15/29 (i)		256,000	278,249
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		223,892	232,797
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		4,630	4,619
Class J, 6.974% 8/15/36		516,000	514,099
Series 2000-C1 Class K, 7% 3/15/33		80,608	60,650
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	192,525
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		216,000	216,868
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	515,425
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	481,900
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		521,000	568,853
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,045,230
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	293,306
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		76,985	77,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		197,058	207,240
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		1,137,000	1,177,782
Series 2006-C4 Class AJ, 5.8935% 6/15/38 (i)		589,000	494,291
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6692% 6/25/43 (g)(i)		365,500	331,472
Series 2011-1 Class B, 5.6692% 6/25/43 (g)(i)		443,000	478,937
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3: - continued
Class F, 10.813% 5/15/44 (g)		$ 400,000	$ 40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		401,891	403,900
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	926,805
Series 1997-RR Class F, 7.398% 4/30/39 (g)(i)		80,666	72,599
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		381,058	185,956
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	781,086
Series 2011-C2:
Class D, 5.3184% 6/15/44 (g)(i)		358,000	334,290
Class E, 5.3184% 6/15/44 (g)(i)		454,000	383,489
Class F, 5.3184% 6/15/44 (g)(i)		343,000	245,176
Class XB, 0.4649% 6/15/44 (g)(i)(k)		12,067,221	373,843
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		759,105	662,319
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		205,687	215,272
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		225,000	225,100
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	440,117
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8168% 7/15/24 (g)(i)		341,000	225,700
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	375,089
Series 2004-C12 Class D, 5.3163% 7/15/41 (i)		426,000	429,935
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	613,802
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,327,807)			27,012,346
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
NVR, Inc. (a)	100	72,633
Standard Pacific Corp. (a)	139,900	623,954
Stanley Martin Communities LLC Class B (a)	6,300	5,504,877
		6,201,464
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.4%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	$ 240,462
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	229,790	5,179,467
Alexandria Real Estate Equities, Inc.	4,771	348,903
American Campus Communities, Inc.	6,700	299,624
American Tower Corp.	9,700	611,294
Annaly Capital Management, Inc.	14,100	223,062
Anworth Mortgage Asset Corp.	63,600	418,488
Apartment Investment & Management Co. Class A	5,500	145,255
AvalonBay Communities, Inc.	10,678	1,509,335
Boston Properties, Inc.	58,766	6,169,842
Brandywine Realty Trust (SBI)	17,400	199,752
Camden Property Trust (SBI)	76,335	5,019,026
CapLease, Inc.	49,800	200,694
CBL & Associates Properties, Inc.	225,006	4,257,114
Chesapeake Lodging Trust	120,366	2,162,977
CommonWealth REIT	10,200	189,924
Coresite Realty Corp.	13,100	309,029
Cousins Properties, Inc.	5,500	41,690
Cys Investments, Inc. (f)	64,480	844,043
DCT Industrial Trust, Inc.	235,127	1,387,249
DDR Corp.	191,588	2,797,185
DiamondRock Hospitality Co.	24,882	256,036
Digital Realty Trust, Inc. (f)	83,953	6,210,003
Douglas Emmett, Inc.	161,930	3,693,623
Dynex Capital, Inc.	46,600	445,030
EastGroup Properties, Inc.	600	30,132
Education Realty Trust, Inc.	279,882	3,033,921
Equity Lifestyle Properties, Inc.	37,500	2,615,250
Equity One, Inc.	142,158	2,874,435
Equity Residential (SBI)	95,539	5,982,652
Essex Property Trust, Inc.	33,387	5,058,464
Excel Trust, Inc.	79,928	965,530
Glimcher Realty Trust	112,598	1,150,752
Hatteras Financial Corp.	10,700	298,530
HCP, Inc.	78,853	3,111,539
Health Care REIT, Inc.	23,493	1,291,175
Healthcare Realty Trust, Inc.	9,300	204,600
Highwoods Properties, Inc. (SBI)	93,973	3,131,180
Hospitality Properties Trust (SBI)	2,700	71,469
Host Hotels & Resorts, Inc.	132,003	2,167,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust	110,833	$ 584,090
LaSalle Hotel Properties (SBI)	56,200	1,581,468
Lexington Corporate Properties Trust	73,100	657,169
LTC Properties, Inc.	10,000	320,000
MFA Financial, Inc.	293,066	2,189,203
Mid-America Apartment Communities, Inc.	1,900	127,357
Monmouth Real Estate Investment Corp. Class A	20,900	203,566
National Retail Properties, Inc.	9,200	250,148
Omega Healthcare Investors, Inc.	13,599	289,115
Pebblebrook Hotel Trust	3,400	76,772
Post Properties, Inc.	57,917	2,713,991
Prologis, Inc.	267,893	9,649,506
Public Storage	61,858	8,546,920
Senior Housing Properties Trust (SBI)	10,500	231,525
Simon Property Group, Inc.	116,059	16,907,475
SL Green Realty Corp.	72,519	5,623,848
Stag Industrial, Inc.	69,250	966,730
Summit Hotel Properties, Inc.	41,600	315,328
Sun Communities, Inc.	18,000	779,940
Sunstone Hotel Investors, Inc. (a)	119,782	1,166,677
Terreno Realty Corp.	10,200	145,962
The Macerich Co.	31,756	1,833,909
Two Harbors Investment Corp.	68,800	697,632
Ventas, Inc.	208,157	11,885,765
Vornado Realty Trust	27,772	2,338,402
Weyerhaeuser Co.	36,152	792,452
		145,780,713
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	22,530	391,856
Forest City Enterprises, Inc. Class A (a)	74,613	1,168,440
		1,560,296
TOTAL FINANCIALS		147,581,471
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	95,702	1,791,541
Capital Senior Living Corp. (a)	51,400	474,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	127,575	$ 2,252,975
Sunrise Senior Living, Inc. (a)	81,751	516,666
		5,036,118
TOTAL COMMON STOCKS (Cost $163,274,005)		158,819,053
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	487,008
Excel Trust, Inc. 7.00% (g)	43,800	1,040,250
Health Care REIT, Inc. Series I, 6.50%	3,800	198,788
Lexington Corporate Properties Trust Series C, 6.50%	13,700	595,128
		2,321,174
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	300	2,160
Red Lion Hotels Capital Trust 9.50%	26,265	663,454
		665,614
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,100	252,197
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	35,200	908,864
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,085,034
Apartment Investment & Management Co.:
Series T, 8.00%	15,100	381,275
Series U, 7.75%	7,627	191,438
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	95,570
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,937
7.375%	10,347	258,675
Cedar Shopping Centers, Inc. 8.875%	9,600	240,864
CenterPoint Properties Trust Series D, 5.377%	5,280	3,141,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.:
Series A, 7.75%	15,100	$ 376,443
Series B, 7.50%	8,259	204,741
Duke Realty LP Series L, 6.60%	1,034	26,046
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	13,500	40,500
Equity Lifestyle Properties, Inc. 8.034%	22,300	567,535
Equity Residential (depositary shares) Series N, 6.48%	4,000	100,400
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,020
Excel Trust, Inc. Series B, 8.125%	24,000	604,560
First Potomac Realty Trust 7.75%	15,870	396,909
Glimcher Realty Trust Series G, 8.125%	7,200	177,984
Health Care REIT, Inc. Series F, 7.625%	9,500	237,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	14,198	356,654
Hudson Pacific Properties, Inc. 8.375%	10,200	268,770
Kite Realty Group Trust 8.25%	900	22,599
LaSalle Hotel Properties:
Series E, 8.00%	17,300	436,133
Series G, 7.25%	16,540	412,673
LBA Realty Fund II Series B, 7.625% (a)	27,795	430,823
Lexington Corporate Properties Trust Series B, 8.05%	11,200	282,240
Lexington Realty Trust 7.55%	3,785	92,922
MFA Financial, Inc. Series A, 8.50%	71,600	1,839,404
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,850
Series B, 8.00%	7,600	189,696
Prologis, Inc.:
Series O, 7.00%	100	2,506
Series Q, 8.54%	3,700	213,097
PS Business Parks, Inc. Series P, 6.70%	12,300	308,115
Public Storage Series N, 7.00%	7,600	196,688
Saul Centers, Inc.:
8.00%	8,600	224,890
Series B (depositary shares) 9.00%	5,600	148,176
Stag Industrial, Inc. Series A, 9.00%	40,000	1,025,600
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	211,130
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 249,375
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	369,092
		16,964,576
TOTAL FINANCIALS		17,630,190
TOTAL PREFERRED STOCKS (Cost $34,155,760)		19,951,364
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,517,500
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(i)	3,000,000	1,500,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,141,375	1,004,410
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (i)	91,200	90,972
TOTAL CONSUMER DISCRETIONARY		6,112,882
FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
Capital Automotive LP term loan 5.25% 3/11/17 (i)	441,589	437,173
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7418% 9/4/19 (i)	186,560	185,394
CityCenter term loan 8.75% 7/1/13 (i)	5,000,000	4,962,500
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (i)	37,183	34,673
term loan 4.77% 10/10/16 (i)	472,817	440,902
Tranche 2LN, term loan 13.5% 10/15/17	281,000	288,728
3.2953% 10/10/13 (i)	54,314	50,783
		6,400,153
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (i)	$ 91,500	$ 90,127
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	744,918	700,223
TOTAL FLOATING RATE LOANS (Cost $14,904,662)		13,303,385
Commodity Funds - 24.1%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $366,450,909)	28,805,285	309,656,811
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (j) (Cost $328,599,895)	3,245,965	328,783,795
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,746,396)		15,000
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,655,815	$ 18,655,815
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,289,270	5,289,270
TOTAL MONEY MARKET FUNDS (Cost $23,945,085)		23,945,085
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,350,667,857)		1,290,866,253
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,502,607)
NET ASSETS - 100%		$ 1,287,363,646
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,663,610 or 2.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,052,017 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,054,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,351
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	11,677,127
Fidelity Securities Lending Cash Central Fund	6,694
Total	$ 11,809,002
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 21,195,327	$ 1,073,884,292	$ 309,656,811	33.4%
Fidelity Floating Rate Central Fund	1,476,044,498	3,001,228	1,191,065,883	328,783,795	19.4%
Total	$ 2,796,712,544	$ 24,196,555	$ 2,264,950,175	$ 638,440,606
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,201,464	$ 696,587	$ -	$ 5,504,877
Financials	167,532,835	162,466,726	1,923,458	3,142,651
Health Care	5,036,118	5,036,118	-	-
Corporate Bonds	31,821,867	-	26,411,862	5,410,005
U.S. Government and Government Agency Obligations	360,799,144	-	360,799,144	-
Asset-Backed Securities	15,444,405	-	4,611,735	10,832,670
Collateralized Mortgage Obligations	1,313,998	-	1,260,596	53,402
Commercial Mortgage Securities	27,012,346	-	19,511,445	7,500,901
Floating Rate Loans	13,303,385	-	4,823,385	8,480,000
Fixed-Income Funds	328,783,795	328,783,795	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	23,945,085	23,945,085	-	-
Commodity Funds	309,656,811	309,656,811	-	-
Total Investments in Securities:	$ 1,290,866,253	$ 830,585,122	$ 419,341,625	$ 40,939,506
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,171,292
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	333,585
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,504,877
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 333,585
Equities - Financials
Beginning Balance	$ 2,983,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	159,207
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,142,651
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 159,207
Corporate Bonds
Beginning Balance	$ 4,840,741
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	475,918
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	93,346
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,410,005
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 475,918
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(552,081)
Total Unrealized Gain (Loss)	1,739,964
Cost of Purchases	43,805
Proceeds of Sales	(24,613,253)
Amortization/Accretion	(7,174)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,832,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,759,453
Collateralized Mortgage Obligations
Beginning Balance	$ 781
Total Realized Gain (Loss)	(91,196)
Total Unrealized Gain (Loss)	70,389
Cost of Purchases	2,682
Proceeds of Sales	(27,466)
Amortization/Accretion	2,053
Transfers in to Level 3	96,159
Transfers out of Level 3	-
Ending Balance	$ 53,402
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (17,710)
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,306,635)
Total Unrealized Gain (Loss)	1,126,133
Cost of Purchases	-
Proceeds of Sales	(9,681,694)
Amortization/Accretion	(379,353)
Transfers in to Level 3	993,920
Transfers out of Level 3	(3,241,806)
Ending Balance	$ 7,500,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,126,133
Floating Rate Loans
Beginning Balance	$ 8,490,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,930)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,430
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,480,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (12,930)
Preferred Securities
Beginning Balance	$ 15,017
Total Realized Gain (Loss)	(1,600,500)
Total Unrealized Gain (Loss)	1,602,128
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1,645)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,644

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $5,248,486) - See accompanying schedule: Unaffiliated issuers (cost $631,671,968)	$ 628,480,562
Fidelity Central Funds (cost $718,995,889)	662,385,691
Total Investments (cost $1,350,667,857)		$ 1,290,866,253
Cash		15,224
Receivable for investments sold		4,134,318
Receivable for fund shares sold		2,043,281
Dividends receivable		827,295
Interest receivable		2,236,450
Distributions receivable from Fidelity Central Funds		1,410,694
Prepaid expenses		8,330
Receivable from investment adviser for expense reductions		167
Other receivables		1,782
Total assets		1,301,543,794

Liabilities
Payable for investments purchased Regular delivery	$ 6,042,206
Delayed delivery	470,000
Payable for fund shares redeemed	1,369,806
Accrued management fee	591,280
Distribution and service plan fees payable	135,690
Other affiliated payables	205,170
Other payables and accrued expenses	76,726
Collateral on securities loaned, at value	5,289,270
Total liabilities		14,180,148

Net Assets		$ 1,287,363,646
Net Assets consist of:
Paid in capital		$ 1,599,706,642
Undistributed net investment income		14,251,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(266,790,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,803,285)
Net Assets		$ 1,287,363,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,909,339 ÷ 24,109,161 shares)	$ 9.45

Maximum offering price per share (100/96.00 of $9.45)	$ 9.84
Class T: Net Asset Value and redemption price per share ($33,264,481 ÷ 3,513,401 shares)	$ 9.47

Maximum offering price per share (100/96.00 of $9.47)	$ 9.86
Class B: Net Asset Value and offering price per share ($6,165,829 ÷ 654,680 shares)A	$ 9.42

Class C: Net Asset Value and offering price per share ($92,024,862 ÷ 9,823,924 shares)A	$ 9.37

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($608,303,152 ÷ 64,007,148 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,695,983 ÷ 33,714,355 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2012

Investment Income
Dividends		$ 3,278,911
Interest		5,601,358
Inflation principal income		3,336,552
Income from Fidelity Central Funds		11,809,002
Total income		24,025,823

Expenses
Management fee	$ 5,029,171
Transfer agent fees	1,063,809
Distribution and service plan fees	803,531
Accounting and security lending fees	327,450
Custodian fees and expenses	25,841
Independent trustees' compensation	4,819
Registration fees	64,564
Audit	103,246
Legal	9,034
Miscellaneous	25,041
Total expenses before reductions	7,456,506
Expense reductions	(88,984)	7,367,522
Net investment income (loss)		16,658,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,885,422
Fidelity Central Funds	(142,380,679)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,846)
Total net realized gain (loss)		49,163,188
Change in net unrealized appreciation (depreciation) on: Investment securities	134,420,913
Assets and liabilities in foreign currencies	14,822
Total change in net unrealized appreciation (depreciation)		134,435,735
Net gain (loss)		183,598,923
Net increase (decrease) in net assets resulting from operations		$ 200,257,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,658,301	$ 165,292,079
Net realized gain (loss)	49,163,188	426,992,394
Change in net unrealized appreciation (depreciation)	134,435,735	(379,230,272)
Net increase (decrease) in net assets resulting from operations	200,257,224	213,054,201
Distributions to shareholders from net investment income	(50,199,023)	(157,665,903)
Distributions to shareholders from net realized gain	(29,720,520)	-
Total distributions	(79,919,543)	(157,665,903)
Share transactions - net increase (decrease)	(4,654,656,930)	152,872,016
Redemption fees	65,915	58,794
Total increase (decrease) in net assets	(4,534,253,334)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $14,251,032 and undistributed net investment income of $47,791,754, respectively)	$ 1,287,363,646	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.553	.101	.840	(.528)	(.820)	.077
Total from investment operations	.631	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.155)	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.381)	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.45	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total Return B, C, D	7.06%	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.03% A	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	1.67% A	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,909	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.078	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.562	.099	.841	(.521)	(.843)	.082
Total from investment operations	.640	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.154)	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.380)	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.47	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total Return B,C,D	7.15%	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05% A	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	1.66% A	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,264	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.045	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.561	.099	.845	(.536)	(.824)	.072
Total from investment operations	.606	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.120)	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.346)	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 9.42	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total Return B,C,D	6.78%	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.74% A	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73% A	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	.96% A	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,166	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.042	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.553	.107	.838	(.532)	(.826)	.080
Total from investment operations	.595	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.119)	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.345)	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total Return B,C,D	6.69%	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.79% A	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	.91% A	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,025	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rate G	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss) D	.097	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.553	.098	.846	(.529)	(.834)	.079
Total from investment operations	.650	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.164)	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.50	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total Return B,C	7.24%	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net Assets E,G
Expenses before reductions	.73% A	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.72% A	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.72% A	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	1.97% A	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,303	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.092	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.558	.099	.848	(.529)	(.841)	.081
Total from investment operations	.650	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.164)	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	(.226)	-	(.110)	(.480)	(.070)	-
Total distributions	(.390)	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 9.48	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total Return B,C	7.26%	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.77% A	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	1.92% A	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,696	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rate F	15% A	35%	29%	38%	40%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,666,342
Gross unrealized depreciation	(128,840,532)
Net unrealized appreciation (depreciation) on securities and other investments	$ (77,174,190)

Tax cost	$ 1,368,040,443

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (318,361,496)
2018	(2,428,473)
Total capital loss carryforward	$ (320,789,969)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $77,231,642 and $3,267,740,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $84,086 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 281,110	$ 2,461
Class T	-%	.25%	37,803	61
Class B	.65%	.25%	28,870	20,850
Class C	.75%	.25%	455,748	100,140
			$ 803,531	$ 123,512

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,566
Class T	4,663
Class B*	3,086
Class C*	5,214
$ 33,529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 183,025.16
Class T	25,916.17
Class B	7,822.24
Class C	79,524.17
Strategic Real Return	478,196.10
Institutional Class	289,326.16
	$ 1,063,809

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,935 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11. Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,894 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,694. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 1,059

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012 A	Year ended September 30, 2011
From net investment income
Class A	$ 3,673,821	$ 4,552,650
Class T	478,060	652,315
Class B	82,888	100,263
Class C	1,150,917	1,240,937
Strategic Real Return	28,467,266	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	8,295,979	21,521,983
Total	$ 50,199,023	$ 157,665,903
From net realized gain
Class A	$ 5,339,973	$ -
Class T	698,341	-
Class B	153,239	-
Class C	2,170,970	-
Strategic Real Return	14,032,914	-
Institutional Class	7,325,083	-
Total	$ 29,720,520	$ -

A All Class F shares were redeemed on October 21, 2011.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class A
Shares sold	2,543,015	9,625,121	$ 23,892,798	$ 93,453,214
Reinvestment of distributions	784,955	355,614	7,115,896	3,423,076
Shares redeemed	(3,127,140)	(4,594,845)	(29,291,524)	(44,288,664)
Net increase (decrease)	200,830	5,385,890	$ 1,717,170	$ 52,587,626
Class T
Shares sold	544,681	664,770	$ 5,169,494	$ 6,435,673
Reinvestment of distributions	110,248	56,359	1,001,680	542,048
Shares redeemed	(294,065)	(579,262)	(2,766,946)	(5,583,164)
Net increase (decrease)	360,864	141,867	$ 3,404,228	$ 1,394,557
Class B
Shares sold	18,045	106,596	$ 168,394	$ 1,026,352
Reinvestment of distributions	20,632	8,326	186,767	80,385
Shares redeemed	(103,010)	(215,825)	(963,628)	(2,066,082)
Net increase (decrease)	(64,333)	(100,903)	$ (608,467)	$ (959,345)
Class C
Shares sold	773,493	4,037,924	$ 7,209,227	$ 38,742,649
Reinvestment of distributions	322,970	110,911	2,907,394	1,069,209
Shares redeemed	(1,122,071)	(1,681,081)	(10,439,152)	(16,066,396)
Net increase (decrease)	(25,608)	2,467,754	$ (322,531)	$ 23,745,462
Strategic Real Return
Shares sold	9,462,567	59,206,494	$ 89,112,599	$ 573,011,574
Reinvestment of distributions	4,471,129	10,909,858	40,903,740	104,615,339
Shares redeemed	(333,256,687) B	(132,464,755)	(3,133,510,653) B	(1,274,734,291)
Net increase (decrease)	(319,322,991)	(62,348,403)	$ (3,003,494,314)	$ (597,107,378)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012 A	Year ended September 30, 2011	Six months ended March 31, 2012 A	Year ended September 30, 2011
Class F
Shares sold	7,877,361	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980) B	(12,754,381)	(1,225,059,560) B	(123,248,774)
Net increase (decrease)	(121,436,657)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	13,878,906	21,339,489	$ 131,366,366	$ 206,388,579
Reinvestment of distributions	1,453,617	2,078,761	13,238,702	19,969,856
Shares redeemed	(69,831,954) B	(13,766,247)	(656,208,910) B	(132,819,644)
Net increase (decrease)	(54,499,431)	9,652,003	$ (511,603,842)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RRS-USAN-0512
1.814962.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012